Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by the plan for services	$ 11,232
Dividend received on shares	$ 109,125	$ 83,332
Common stock to total assets, percentage	37.80%	29.50%
Company Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased	$ 1,461,472	$ 1,131,911
Number of shares sold	$ 297,006	$ 688,434